Note 4 - Deposits - Schedule of Interest Expense on Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Now Accounts	$ 9	$ 11
Passbook Accounts	0	0
Certificates of Deposit	355	134
Total	$ 364	$ 145
Weighted Average Interest Rate	1.77%	0.67%